Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation Of Deferred Tax Assets And Liabilities

The tax effects of significant items comprising our net deferred income taxes as of December 31, 2012, are as follows:

	2012		2011
	Foreign	United States And Other	Foreign	United States And Other
	(in thousands)
			(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Deferred tax assets:
Operating loss carryforwards	$54,231	$4,498	$45,067	$259
Restricted stock	—	222	—	229
Stock options	—	7,869	—	6,941
Deferred compensation	—	739	—	627
Alternative minimum tax credit	—	2,261	—	—
Other	—	861	—	167

Total deferred tax assets	54,231	16,450	45,067	8,223

Deferred tax liabilities:
Accrued income	(1,005)
Prepaids	—	(373)	—	(145)
Debt instrument	—	(35)	—	—
Fixed assets	—	(28)	—	(29)

Total deferred tax liabilities	(1,005)	(436)	—	(174)

Net deferred tax asset	53,226	16,014	45,067	8,049
Valuation allowance	(52,427)	(15,992)	(45,067)	(8,049)

Net deferred tax asset after valuation allowance	$799	$22	$—	$—

Schedule Of Loss Before Income Tax

The components of loss from continuing operations before income taxes are as follows:

	2012	2011	2010
		(in thousands)
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Loss before income taxes
United States	$(33,841)	$(30,309)	$(29,209)
Foreign	(18,915)	(58,193)	(11,981)

Total	$(52,756)	$(88,502)	$(41,190)

Provision (Benefit) For Income Taxes On Continuing Operations

The provision (benefit) for income taxes on continuing operations consisted of the following at December 31:

	2012	2011	2010
		(in thousands)
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Current:
United States	$(717)	$—	$(1,210)
Foreign	929	3,693	1,042

	212	3,693	(168)
Deferred:
United States	$(22)	$—	$—
Foreign	(799)	(2,636)	(16)

	$(609)	$1,057	$(184)

Effective Income Tax Rate Reconciliation

A comparison of the income tax expense (benefit) on continuing operations at the federal statutory rate to our provision for income taxes is as follows:

	2012	2011	2010
		(in thousands)
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Income tax expense (benefit) from continuing operations:
Tax expense (benefit) at U.S. statutory rate	$(17,938)	$(30,805)	$(14,417)
Effect of foreign source income and rate differentials on foreign income	239	4,887	354
Change in valuation allowance	10,331	28,169	16,349
Permanent differences	1,431	—	2,440
Return to accrual and other true-ups	1,257	—	(4,372)
Debt exchange	2,758	—	—
Income tax refund	—	—	(1,210)
Warrant derivative	—	(1,445)	207
Liability for uncertain tax positions	799	237	—
Other	514	14	465

Total income tax expense – continuing operations	(609)	1,057	(184)

Income tax expense (benefit) from discontinued operations:
Total income tax expense (benefit) – discontinued operations	—	5,748	—

Total income tax expense (benefit)	$(609)	$6,805	$(184)

Net Operating Losses Available For Carryforward

At December 31, 2012, we have the following net operating losses available for carryforward (in thousands):

United States	$12,941	Available for up to 20 years from 2012
Indonesia	49,767	Available for up to 5 years from 2011
Gabon	10,405	Available for up to 3 years from 2010
Oman	24,536	Available for up to 5 years from 2009
The Netherlands	109,442	Available for up to 9 years from 2007
Venezuela	10,079	Available for up to 3 years from 2010

Primary Income Tax Jurisdictions And Their Respective Audit Years

Our primary income tax jurisdictions and their respective open audit years are:

Tax Jurisdiction	Open Audit Years
United States	2009 – 2012
The Netherlands	2009 – 2012
Singapore	2008 – 2012
United Kingdom	2012
Venezuela	2008 – 2012

Unrecognized Tax Benefits

A reconciliation of the beginning amount, and current year additions, of unrecognized tax benefits follows:

	2012	2011
	(in thousands)

Balance at beginning of year	$5,072	$—
Additions for tax positions of prior years	799	5,072

Balance at end of year	$5,871	$5,072